Income taxes - Significant components of tax expense (income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current taxes
Current taxes	$ (758)	$ (850)
Uncertain tax positions	(9)	(14)
Change in estimate relating to prior periods	40	14
Other	0	(1)
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(41)	(299)
Change in estimate relating to prior periods	11	32
Recognition and utilization of loss carryforwards	(304)	(1)
Effect of change in provincial corporate tax rate	(3)	4
Resolution of uncertain tax positions	25	5
Total income taxes	$ (1,039)	$ (1,110)